Borrowings - Senior Secured Term Loan Facility Due March 2017 (Details) € in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2014 USD ($)	Jan. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Jan. 30, 2014 EUR (€)	Jan. 30, 2014 USD ($)
Debt Instrument [Line Items]
Loss on debt extinguishment			$ 0	$ 0	$ 0	$ (3)	$ (274)	$ (79)	$ (56)
Debt extinguishment costs	$ 260
Senior Secured Term Loan Facility | USD denominated new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Amount outstanding													$ 941
Maximum borrowing capacity											$ 1,400
Loss on debt extinguishment		$ (95)
Debt extinguishment costs		$ 3
Senior Secured Term Loan Facility | USD denominated new term loan due March 2017 (due March 2021) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							3.50%
Senior Secured Term Loan Facility | USD denominated new term loan due March 2017 (due March 2021) | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Senior Secured Term Loan Facility | Euro denominated new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Amount outstanding | €												€ 154
Maximum borrowing capacity | €										€ 25
Senior Secured Term Loan Facility | USD denominated old term loan due March 2017 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							4.00%
Senior Secured Term Loan Facility | USD denominated old term loan due March 2017 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							3.00%
Senior Secured Term Loan Facility | USD denominated additional new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 63